SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental cash flow information for the years ended December 31, 2025, 2024 and 2023 was as follows:

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Interest paid	$6,661,413	$7,952,547	$6,178,880

NON-CASH TRANSACTIONS
Loans transferred to/(from) OREO and other repossessed assets	$(1,176)	$50,069	$54,416
Loans transferred from/(to) LHFI (from)/to LHFS, net	39,397	578,118	768,655
Transfer of financial interest in a VIE - Loans	244,693	1,290,891	347,443
Transfer of financial interest in a VIE - Borrowings	153,572	1,105,745	293,044
Unsettled purchases of investment securities	168,975	18,488	17,744
AFS investment securities transferred to HTM investment securities	—	3,882	—
Non-cash transfer of financial assets in an off-balance sheet securitization transaction	1,155,478	53,050	—
Leased vehicle vendor rebate receivable	228,991	—	—